Accumulated Other Comprehensive Loss Attributable to Pepsico (Tables)	12 Months Ended
Dec. 27, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule Of Accumulated Other Comprehensive Income
Comprehensive income is a measure of income which includes both net income and other comprehensive income or loss. Other comprehensive income or loss results from items deferred from recognition into our income statement. Accumulated other comprehensive income or loss is separately presented on our balance sheet as part of common shareholders’ equity. Other comprehensive (loss)/income attributable to PepsiCo was $(5,542) million in 2014, $360 million in 2013 and $742 million in 2012. The accumulated balances for each component of other comprehensive loss attributable to PepsiCo are as follows:

	2014	2013	2012
Currency translation adjustment (a)	$(8,255)	$(3,247)	$(1,946)
Cash flow hedges, net of tax	34	(76)	(94)
Unamortized pension and retiree medical, net of tax (b)	(2,500)	(1,861)	(3,491)
Unrealized gain on securities, net of tax	87	93	64
Other	(35)	(36)	(20)
Accumulated other comprehensive loss attributable to PepsiCo	$(10,669)	$(5,127)	$(5,487)

(a)	The change from 2013 to 2014 primarily reflects depreciation of the Russian ruble.

(b)	Net of taxes of $1,260 million in 2014, $945 million in 2013 and $1,832 million in 2012.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table summarizes the reclassifications from Accumulated Other Comprehensive Loss to the Consolidated Statement of Income for the years ended December 27, 2014 and December 28, 2013:

	2014	2013
	Amount Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Consolidated Statement of Income

(Gains)/Losses on cash flow hedges:
Foreign exchange contracts	$(16)	$—	Cost of sales
Interest rate derivatives	233	3	Interest expense
Commodity contracts	31	44	Cost of sales
Commodity contracts	1	(2)	Selling, general and administrative expenses
Net losses before tax	249	45
Tax amounts	(95)	(17)
Net losses after tax	$154	$28

Pension and retiree medical items:
Amortization of net prior service credit (a)	$(6)	$(2)
Amortization of net actuarial losses (a)	226	357
Settlement/curtailment (a)	149	(2)
Net losses before tax	369	353
Tax amounts	(122)	(123)
Net losses after tax	247	230
Total net losses reclassified for the period, net of tax	$401	$258

(a)	These items are included in the components of net periodic benefit cost for pension and retiree medical plans (see Note 7 for additional details).